VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.1%
		Basic Materials: 0.5%
45,000		Air Products and Chemicals, Inc., 2.800%, 05/15/2050	$30,028	0.0
484,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	443,664	0.2
246,000		DuPont de Nemours, Inc., 4.493%, 11/15/2025	241,852	0.1
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,559	0.0
37,000		Ecolab, Inc., 2.750%, 08/18/2055	22,983	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	45,535	0.0
371,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	284,249	0.1
11,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	8,260	0.0
51,000		LYB International Finance III LLC, 4.200%, 05/01/2050	36,758	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	163,001	0.1
			1,278,889	0.5

		Communications: 3.1%
33,000		AT&T, Inc., 1.650%, 02/01/2028	27,164	0.0
33,000		AT&T, Inc., 2.250%, 02/01/2032	24,992	0.0
450,000		AT&T, Inc., 2.550%, 12/01/2033	333,589	0.1
32,000		AT&T, Inc., 3.500%, 06/01/2041	23,116	0.0
99,000		AT&T, Inc., 3.650%, 09/15/2059	64,349	0.0
142,000		AT&T, Inc., 3.800%, 12/01/2057	96,222	0.1
85,000		AT&T, Inc., 3.850%, 06/01/2060	57,194	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	318,352	0.1
430,000		AT&T, Inc., 4.350%, 03/01/2029	402,453	0.2
28,000		AT&T, Inc., 4.500%, 05/15/2035	24,307	0.0
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	11,727	0.0
372,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	221,474	0.1
728,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	589,504	0.2
357,000		Comcast Corp., 3.400%, 04/01/2030	314,399	0.1
395,000		Comcast Corp., 4.150%, 10/15/2028	373,341	0.2
55,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	36,843	0.0
74,000		eBay, Inc., 1.400%, 05/10/2026	64,826	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	126,544	0.1
50,000	(1)	Meta Platforms, Inc., 4.450%, 08/15/2052	40,889	0.0
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	369,248	0.2
118,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	113,005	0.1
102,000		Paramount Global, 4.375%, 03/15/2043	68,183	0.0
243,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	210,339	0.1
135,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	107,946	0.1
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,314	0.0
142,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	127,258	0.1
385,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	318,659	0.1
1,124,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	1,038,756	0.4
7,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	6,213	0.0
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	90,943	0.0
1,260,000		Verizon Communications, Inc., 2.100%, 03/22/2028	1,064,249	0.4
1,059,000		Verizon Communications, Inc., 2.355%, 03/15/2032	813,116	0.3
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	308,588	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	84,028	0.0
			7,880,130	3.1

		Consumer, Cyclical: 1.3%
70,000		American Honda Finance Corp., 2.900%, 02/16/2024	68,287	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
109,000		General Motors Co., 5.400%, 10/15/2029	$100,644	0.1
264,000		General Motors Financial Co., Inc., 1.250%, 01/08/2026	227,176	0.1
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	72,856	0.0
2,500,000	(1)	Hyundai Capital America, 2.650%, 02/10/2025	2,332,169	0.9
400,000		Lowe's Cos, Inc., 1.700%, 09/15/2028	327,057	0.1
234,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	189,889	0.1
			3,318,078	1.3

		Consumer, Non-cyclical: 3.4%
338,000		AbbVie, Inc., 2.600%, 11/21/2024	321,901	0.1
460,000		AbbVie, Inc., 4.500%, 05/14/2035	410,220	0.2
531,000		Altria Group, Inc., 3.400%, 02/04/2041	335,920	0.1
300,000		Amgen, Inc., 4.050%, 08/18/2029	276,369	0.1
27,000		Amgen, Inc., 4.200%, 02/22/2052	21,252	0.0
84,000		Amgen, Inc., 4.663%, 06/15/2051	70,865	0.0
885,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	842,086	0.3
201,000		BAT Capital Corp., 4.540%, 08/15/2047	133,620	0.1
387,000		BAT International Finance PLC, 1.668%, 03/25/2026	334,960	0.1
200,000		BHSH System Obligated Group, 3.487%, 07/15/2049	150,247	0.1
74,000		Biogen, Inc., 3.150%, 05/01/2050	47,884	0.0
31,000		Boston Scientific Corp., 2.650%, 06/01/2030	25,768	0.0
51,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	48,212	0.0
299,000		Cigna Corp., 4.125%, 11/15/2025	290,720	0.1
300,000		CommonSpirit Health, 3.817%, 10/01/2049	218,539	0.1
230,000		CVS Health Corp., 1.300%, 08/21/2027	191,906	0.1
183,000		CVS Health Corp., 3.875%, 07/20/2025	177,615	0.1
177,000		CVS Health Corp., 4.250%, 04/01/2050	139,020	0.1
300,000		Franciscan Missionaries of Our Lady Health System, Inc., 3.914%, 07/01/2049	230,474	0.1
185,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	122,607	0.1
32,000		Global Payments, Inc., 2.150%, 01/15/2027	27,425	0.0
434,000		Global Payments, Inc., 2.900%, 05/15/2030	346,575	0.1
427,000		Global Payments, Inc., 3.200%, 08/15/2029	356,362	0.1
230,000	(1)	HCA, Inc., 3.625%, 03/15/2032	186,398	0.1
138,000	(1)	HCA, Inc., 4.625%, 03/15/2052	103,955	0.0
986,000		HCA, Inc., 5.250%, 06/15/2026	953,923	0.4
622,000		HCA, Inc., 5.375%, 02/01/2025	615,295	0.2
92,000		Humana, Inc., 1.350%, 02/03/2027	77,604	0.0
80,000		Moody's Corp., 3.100%, 11/29/2061	48,955	0.0
85,000		Moody's Corp., 4.250%, 08/08/2032	77,145	0.0
175,000		Mount Nittany Medical Center Obligated Group, 3.799%, 11/15/2052	131,106	0.1
104,000		Philip Morris International, Inc., 1.500%, 05/01/2025	95,409	0.0
250,000		Presbyterian Healthcare Services, 4.875%, 08/01/2052	236,622	0.1
250,000		Queen's Health Systems/The, 4.810%, 07/01/2052	234,962	0.1
144,000		RELX Capital, Inc., 3.000%, 05/22/2030	121,680	0.1
100,000		S&P Global, Inc., 1.250%, 08/15/2030	74,957	0.0
20,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	17,956	0.0
4,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	3,036	0.0
286,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	264,057	0.1
206,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	163,140	0.1
103,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	81,291	0.0
212,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	139,864	0.1
			8,747,902	3.4

		Energy: 2.2%
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	200,387	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,175	0.0
226,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	196,311	0.1
356,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	345,123	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
10,000		Devon Energy Corp., 4.500%, 01/15/2030	$9,115	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	76,766	0.0
44,000		Devon Energy Corp., 5.250%, 10/15/2027	44,131	0.0
107,000		Devon Energy Corp., 5.600%, 07/15/2041	96,107	0.1
2,000		Devon Energy Corp., 5.875%, 06/15/2028	2,000	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	61,431	0.0
215,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	174,713	0.1
309,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	285,386	0.1
911,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	787,544	0.3
96,000		Diamondback Energy, Inc., 4.250%, 03/15/2052	70,323	0.0
148,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	111,866	0.1
44,000		Energy Transfer L.P., 3.600%, 02/01/2023	43,821	0.0
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	16,587	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	95,391	0.0
420,000		Energy Transfer L.P., 4.950%, 06/15/2028	391,931	0.2
126,000		Energy Transfer L.P., 5.000%, 05/15/2050	98,766	0.1
772,000		Energy Transfer L.P., 5.500%, 06/01/2027	752,983	0.3
30,000		Energy Transfer L.P., 6.250%, 04/15/2049	26,703	0.0
115,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	75,124	0.0
82,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	53,378	0.0
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	75,304	0.0
152,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	151,901	0.1
85,000		Targa Resources Corp., 4.950%, 04/15/2052	65,614	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	393,805	0.2
782,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	831,125	0.3
20,000		Williams Cos, Inc./The, 5.300%, 08/15/2052	17,451	0.0
			5,558,262	2.2

		Financial: 9.6%
72,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	68,452	0.0
72,000		Alexandria Real Estate Equities, Inc., 2.950%, 03/15/2034	55,771	0.0
30,000		American International Group, Inc., 4.375%, 06/30/2050	24,101	0.0
10,000		American Tower Corp., 2.100%, 06/15/2030	7,673	0.0
189,000		American Tower Corp., 3.550%, 07/15/2027	170,904	0.1
414,000		American Tower Corp., 3.800%, 08/15/2029	363,741	0.1
484,000		Aon Corp., 2.800%, 05/15/2030	402,007	0.2
400,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	384,223	0.2
444,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	428,942	0.2
1,741,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	1,546,872	0.6
430,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	369,325	0.1
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	18,658	0.0
376,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	344,929	0.1
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	627,342	0.3
1,089,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	948,493	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	147,822	0.1
66,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	51,605	0.0
467,000	(2)	Bank of America Corp., 2.972%, 02/04/2033	365,659	0.1
57,000	(2)	Bank of America Corp., 3.384%, 04/02/2026	53,871	0.0
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	183,905	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	50,113	0.0
24,000	(2)	Bank of America Corp., 3.974%, 02/07/2030	21,393	0.0
303,000	(2)	Bank of America Corp., 4.376%, 04/27/2028	284,293	0.1
325,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	291,535	0.1
58,000	(2)	Bank of America Corp., 5.015%, 07/22/2033	53,881	0.0
194,000		Blackstone Private Credit Fund, 3.250%, 03/15/2027	160,849	0.1
147,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	117,900	0.1
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	154,080	0.1
28,000	(2)	Capital One Financial Corp., 5.247%, 07/26/2030	26,103	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
31,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	$29,454	0.0
594,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	456,748	0.2
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	241,477	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	25,514	0.0
80,000	(2)	Citigroup, Inc., 3.057%, 01/25/2033	63,092	0.0
574,000	(2)	Citigroup, Inc., 3.070%, 02/24/2028	512,243	0.2
772,000	(2)	Citigroup, Inc., 3.290%, 03/17/2026	729,225	0.3
45,000	(2)	Citigroup, Inc., 4.910%, 05/24/2033	41,464	0.0
53,000		Crown Castle, Inc., 1.350%, 07/15/2025	47,611	0.0
178,000		Crown Castle, Inc., 2.250%, 01/15/2031	136,191	0.1
55,000		Crown Castle, Inc., 2.900%, 03/15/2027	48,897	0.0
27,000		Crown Castle, Inc., 3.150%, 07/15/2023	26,647	0.0
118,000		Crown Castle, Inc., 3.700%, 06/15/2026	110,937	0.0
545,000		Crown Castle, Inc., 3.800%, 02/15/2028	494,025	0.2
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	198,170	0.1
101,000		Duke Realty L.P., 2.250%, 01/15/2032	78,647	0.0
208,000		Duke Realty L.P., 4.000%, 09/15/2028	192,693	0.1
435,000		Equinix, Inc., 3.200%, 11/18/2029	368,357	0.1
246,000		Equinix, Inc., 3.900%, 04/15/2032	209,373	0.1
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	359,556	0.1
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	24,562	0.0
386,000	(2)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	332,196	0.1
141,000	(2)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	134,053	0.1
959,000	(2)	Goldman Sachs Group, Inc./The, 1.992%, 01/27/2032	710,333	0.3
32,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	24,842	0.0
785,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	681,980	0.3
439,000	(2)	Goldman Sachs Group, Inc./The, 3.102%, 02/24/2033	349,210	0.1
67,000	(2)	Goldman Sachs Group, Inc./The, 4.482%, 08/23/2028	62,941	0.0
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	168,290	0.1
200,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	185,039	0.1
123,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	98,027	0.0
151,000		Intercontinental Exchange, Inc., 4.350%, 06/15/2029	143,178	0.1
41,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	32,905	0.0
31,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	26,247	0.0
69,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	59,646	0.0
1,811,000	(2)	JPMorgan Chase & Co., 2.005%, 03/13/2026	1,659,773	0.7
13,000	(2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	10,554	0.0
209,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	178,003	0.1
26,000	(2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	20,587	0.0
341,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	259,151	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	83,054	0.0
93,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	86,564	0.0
680,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	602,047	0.2
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,018	0.0
449,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	444,505	0.2
244,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	225,164	0.1
20,000		Kimco Realty Corp., 4.600%, 02/01/2033	18,092	0.0
200,000		Lloyds Banking Group PLC, 4.375%, 03/22/2028	182,097	0.1
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	83,460	0.0
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,320	0.0
263,000	(2)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	259,641	0.1
228,000	(2)	Mizuho Financial Group, Inc., 2.260%, 07/09/2032	167,813	0.1
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	635,494	0.3
1,469,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	1,252,897	0.5
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	20,766	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
165,000	(2)	Morgan Stanley, 1.794%, 02/13/2032	$120,788	0.1
112,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	81,934	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	111,331	0.0
196,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	149,998	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	316,713	0.1
16,000	(2)	Morgan Stanley, 3.591%, 07/22/2028	14,409	0.0
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	64,851	0.0
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	947,239	0.4
40,000	(2)	Morgan Stanley, 4.889%, 07/20/2033	37,099	0.0
142,000		National Retail Properties, Inc., 3.000%, 04/15/2052	85,976	0.0
204,000		Nomura Holdings, Inc., 2.608%, 07/14/2031	151,573	0.1
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	79,382	0.0
5,000	(2)	State Street Corp., 4.164%, 08/04/2033	4,519	0.0
45,000		VICI Properties L.P., 4.375%, 05/15/2025	42,901	0.0
125,000		VICI Properties L.P., 4.750%, 02/15/2028	115,206	0.1
160,000		VICI Properties L.P., 4.950%, 02/15/2030	144,934	0.1
59,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	51,798	0.0
112,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	101,237	0.0
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	21,947	0.0
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	30,154	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	26,623	0.0
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	94,379	0.0
137,000	(2)	Wells Fargo & Co., 3.526%, 03/24/2028	124,218	0.1
90,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	81,510	0.0
52,000		Wells Fargo & Co., 4.150%, 01/24/2029	47,882	0.0
90,000	(2)	Wells Fargo & Co., 4.540%, 08/15/2026	87,117	0.0
173,000	(2)	Wells Fargo & Co., 4.897%, 07/25/2033	159,726	0.1
			24,672,656	9.6

		Industrial: 1.7%
150,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	117,250	0.1
236,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	184,940	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	13,115	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	149,487	0.1
80,000		CSX Corp., 2.500%, 05/15/2051	48,082	0.0
179,000		CSX Corp., 3.250%, 06/01/2027	164,828	0.1
122,000		General Dynamics Corp., 3.750%, 05/15/2028	115,073	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	306,923	0.1
10,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	8,984	0.0
218,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	206,142	0.1
241,000		Lockheed Martin Corp., 2.800%, 06/15/2050	160,117	0.1
10,000		Lockheed Martin Corp., 3.900%, 06/15/2032	9,284	0.0
67,000		Norfolk Southern Corp., 3.000%, 03/15/2032	56,084	0.0
108,000		Norfolk Southern Corp., 3.050%, 05/15/2050	70,692	0.0
117,000		Norfolk Southern Corp., 3.800%, 08/01/2028	108,779	0.0
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	223,335	0.1
131,000		Northrop Grumman Corp., 5.250%, 05/01/2050	125,489	0.1
59,000		nVent Finance Sarl, 2.750%, 11/15/2031	44,017	0.0
32,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	27,557	0.0
369,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.700%, 11/01/2024	347,878	0.1
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	21,422	0.0
403,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	272,097	0.1
833,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	778,987	0.3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	$22,507	0.0
55,000		Republic Services, Inc., 2.375%, 03/15/2033	42,254	0.0
289,000		Ryder System, Inc., 3.350%, 09/01/2025	273,672	0.1
143,000		Textron, Inc., 3.900%, 09/17/2029	126,764	0.1
143,000		Union Pacific Corp., 3.200%, 05/20/2041	106,964	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	143,001	0.1
			4,275,724	1.7

		Technology: 2.0%
104,000		Apple, Inc., 2.550%, 08/20/2060	62,625	0.0
173,000		Apple, Inc., 4.100%, 08/08/2062	142,071	0.1
154,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	136,600	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	266,253	0.1
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	118,077	0.1
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,335	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	20,961	0.0
4,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	3,306	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	16,221	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	26,993	0.0
265,000		Electronic Arts, Inc., 1.850%, 02/15/2031	204,622	0.1
195,000		Fiserv, Inc., 3.500%, 07/01/2029	169,856	0.1
142,000		Intel Corp., 3.200%, 08/12/2061	88,844	0.0
304,000		International Business Machines Corp., 4.150%, 07/27/2027	292,293	0.1
76,000		KLA Corp., 3.300%, 03/01/2050	53,587	0.0
298,000		KLA Corp., 4.100%, 03/15/2029	283,583	0.1
85,000		KLA Corp., 5.250%, 07/15/2062	78,345	0.0
73,000		Lam Research Corp., 2.875%, 06/15/2050	47,786	0.0
84,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	63,253	0.0
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	118,658	0.1
617,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	553,334	0.2
871,000		Oracle Corp., 1.650%, 03/25/2026	763,946	0.3
31,000		Oracle Corp., 3.600%, 04/01/2040	21,096	0.0
74,000		Oracle Corp., 3.600%, 04/01/2050	46,444	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	822,860	0.3
80,000		QUALCOMM, Inc., 3.250%, 05/20/2050	57,315	0.0
74,000		Salesforce, Inc., 3.050%, 07/15/2061	46,403	0.0
219,000		ServiceNow, Inc., 1.400%, 09/01/2030	161,562	0.1
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	184,532	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	168,288	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	83,151	0.0
			5,107,200	2.0

		Utilities: 1.3%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	28,195	0.0
329,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	206,392	0.1
173,000		Alabama Power Co., 3.125%, 07/15/2051	116,121	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	20,698	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	73,934	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	42,521	0.0
155,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	133,478	0.1
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	25,189	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	65,317	0.0
79,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	60,885	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	48,637	0.0
199,000		Consumers Energy Co., 2.650%, 08/15/2052	123,803	0.1
83,000		Consumers Energy Co., 4.200%, 09/01/2052	69,076	0.0
90,000		DTE Electric Co., 3.650%, 03/01/2052	68,218	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	33,800	0.0
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	50,892	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	$24,854	0.0
195,000		Duke Energy Corp., 4.300%, 03/15/2028	183,812	0.1
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	106,969	0.0
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	245,291	0.1
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	170,757	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	143,610	0.1
73,000	(1)	Exelon Corp., 2.750%, 03/15/2027	65,506	0.0
78,000	(1)	Exelon Corp., 4.100%, 03/15/2052	60,400	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	26,855	0.0
214,000		Florida Power & Light Co., 2.875%, 12/04/2051	141,780	0.1
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	24,212	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	152,022	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	33,104	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	184,958	0.1
150,000		Ohio Power Co., 2.900%, 10/01/2051	94,122	0.0
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	32,627	0.0
27,000	(1)	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	25,184	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	153,821	0.1
200,000		Southern California Edison Co., 1.200%, 02/01/2026	176,237	0.1
74,000		Southwestern Public Service Co., 3.150%, 05/01/2050	50,684	0.0
27,000		Tampa Electric Co., 4.300%, 06/15/2048	22,606	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	87,601	0.0
			3,374,168	1.3

	Total Corporate Bonds/Notes
	(Cost $75,984,343)		64,213,009	25.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
308,813	(1),(2)	CSMC 2022-NQM4 A1A Trust, 4.819%, 06/25/2067	302,959	0.1
554,832	(1),(2)	CSMC 2022-NQM5 A1 Trust, 5.169%, 05/25/2067	542,102	0.2
271,424	(1),(2)	Homeward Opportunities Fund Trust 2022-1 A1, 5.082%, 07/25/2067	264,957	0.1
919,417	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	760,300	0.3
1,072,191	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	885,563	0.3
323,441	(1),(2)	MFA 2022-INV2 A1 Trust, 4.950%, 07/25/2057	312,328	0.1
140,669	(1),(2)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 09/25/2067	138,328	0.1
405,515	(1),(2)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	395,482	0.2
332,801	(1),(2)	Visio 2022-1 A1 Trust, 5.759%, 08/25/2057	327,933	0.1

	Total Collateralized Mortgage Obligations
	(Cost $4,220,112)		3,929,952	1.5

MUNICIPAL BONDS: 0.1%
		: 0.1%
300,000		University of California, 2.650%, 05/15/2050	187,653	0.1

	Total Municipal Bonds
	(Cost $218,947)		187,653	0.1

U.S. TREASURY OBLIGATIONS: 53.1%
		Treasury Inflation Indexed Protected Securities: 53.1%
355,612		0.125%,07/15/2024	343,504	0.1
3,060,167		0.125%,10/15/2024	1,660,484	0.7
4,651,166		0.125%,04/15/2025	4,412,853	1.7
1,415,894		0.125%,10/15/2025	1,337,923	0.5
1,610,096		0.125%,10/15/2026	1,500,409	0.6
9,986,779		0.125%,04/15/2027	9,211,987	3.6
4,922,876		0.125%,01/15/2030	4,355,259	1.7
5,171,131		0.125%,07/15/2030	4,556,264	1.8
8,376,710		0.125%,01/15/2031	7,323,741	2.9
4,908,065		0.125%,07/15/2031	4,283,072	1.7
10,613,283		0.125%,01/15/2032	9,183,503	3.6
1,627,311		0.125%,02/15/2051	934,385	0.4
4,086,950		0.125%,02/15/2052	2,590,334	1.0
168,869		0.250%,01/15/2025	–	–
5,241,127		0.250%,07/15/2029	3,955,614	1.5
3,514,820		0.250%,02/15/2050	2,309,261	0.9
2,692,349		0.375%,07/15/2025	2,573,530	1.0
1,847,050		0.375%,07/15/2027	1,396,212	0.5
8,812,978		0.500%,01/15/2028	8,183,171	3.2
539,972		0.625%,04/15/2023	531,900	0.2
3,512,901		0.625%,07/15/2032	3,190,274	1.2
3,556,702		0.625%,02/15/2043	2,739,210	1.1
7,388,678		0.750%,07/15/2028	6,719,522	2.6

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
4,549,401		0.750%,02/15/2042	$3,489,800	1.4
5,454,167		0.750%,02/15/2045	4,213,724	1.7
6,608,246		0.875%,01/15/2029	6,217,845	2.4
3,326,146		0.875%,02/15/2047	2,497,676	1.0
2,832,156		1.000%,02/15/2046	2,300,468	0.9
2,595,154		1.000%,02/15/2048	2,107,261	0.8
2,378,348		1.000%,02/15/2049	1,940,602	0.8
4,919,738		1.375%,02/15/2044	4,385,634	1.7
3,173,532		1.750%,01/15/2028	3,143,995	1.2
2,009,945		2.125%,02/15/2040	2,045,224	0.8
2,773,466		2.125%,02/15/2041	2,864,902	1.1
4,167,979		2.375%,01/15/2027	4,232,542	1.7
2,442,529		2.500%,01/15/2029	2,528,890	1.0
1,518,936		3.375%,04/15/2032	1,732,944	0.7
3,476,756		3.625%,04/15/2028	3,780,330	1.5
4,303,749		3.875%,04/15/2029	4,822,546	1.9

	Total U.S. Treasury Obligations
	(Cost $157,916,270)		135,596,795	53.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
		Federal National Mortgage Association: 0.1%(3)
410,000	(4)	5.000%,10/15/2052	399,496	0.1

		Government National Mortgage Association: 2.2%
543,642		2.000%,11/20/2050	457,056	0.2
211,038		2.000%,01/20/2051	177,391	0.1
155,147		2.000%,02/20/2051	130,399	0.1
713,600	(4)	2.000%,10/15/2052	594,462	0.2
517,486		2.500%,04/20/2051	447,185	0.2
229,378		2.500%,05/20/2052	197,757	0.1
682,652		2.500%,06/20/2052	588,904	0.2
385,426		2.500%,07/20/2052	332,439	0.1
382,136		3.000%,06/20/2051	338,888	0.1
477,141		3.000%,08/20/2051	424,449	0.2
126,077		3.000%,12/20/2051	111,791	0.0
212,600	(4)	3.000%,10/15/2052	187,960	0.1
586,333		3.500%,05/20/2047	542,312	0.2
167,000	(4)	3.500%,11/01/2051	151,846	0.1
124,000	(4)	3.500%,10/15/2052	112,816	0.0
245,974		4.000%,09/20/2048	232,303	0.1
242,000	(4)	4.000%,10/15/2052	226,053	0.1
185,747		4.500%,08/20/2048	180,525	0.1
74,000	(4)	4.500%,10/15/2052	70,852	0.0
95,000	(4)	5.000%,10/15/2052	93,004	0.0
			5,598,392	2.2

		Uniform Mortgage-Backed Securities: 9.4%
446,000	(4)	1.500%,10/15/2037	382,532	0.2
570,073		1.500%,11/01/2041	456,971	0.2
337,316		1.500%,12/01/2041	269,234	0.1
56,657		1.500%,10/01/2050	43,592	0.0
66,021		1.500%,10/01/2050	50,897	0.0
51,453		1.500%,11/01/2050	39,662	0.0
67,176		1.500%,03/01/2051	51,746	0.0
85,210		1.500%,03/01/2051	65,553	0.0
10,946		1.500%,05/01/2051	8,433	0.0
8,233		1.500%,06/01/2051	6,344	0.0
44,745		1.500%,10/01/2051	34,422	0.0
10,367		1.500%,11/01/2051	7,975	0.0
48,800	(4)	1.500%,10/15/2052	37,435	0.0
72,324		2.000%,02/01/2036	63,894	0.0
91,093		2.000%,03/01/2037	80,473	0.0
909,100	(4)	2.000%,10/15/2037	801,322	0.3
559,635		2.000%,02/01/2042	468,396	0.2
143,960		2.000%,09/01/2050	117,575	0.1
259,459		2.000%,10/01/2050	211,887	0.1
317,287		2.000%,02/01/2051	258,846	0.1
287,179		2.000%,03/01/2051	234,113	0.1
238,051		2.000%,04/01/2051	194,583	0.1
99,051		2.000%,04/01/2051	80,825	0.0
148,063		2.000%,04/01/2051	121,029	0.1
444,442		2.000%,08/01/2051	361,863	0.1
553,255		2.000%,08/01/2051	450,484	0.2
40,772		2.000%,10/01/2051	33,181	0.0
143,652		2.000%,11/01/2051	117,306	0.1
292,782		2.000%,11/01/2051	238,677	0.1
258,671		2.000%,11/01/2051	210,870	0.1
164,695		2.000%,11/01/2051	134,395	0.1
54,560		2.000%,11/01/2051	44,478	0.0
299,271		2.000%,12/01/2051	243,455	0.1
304,426		2.000%,12/01/2051	247,125	0.1
475,963		2.000%,01/01/2052	388,546	0.2
1,654,656		2.000%,02/01/2052	1,345,130	0.5
488,812		2.000%,03/01/2052	398,244	0.2
266,847		2.000%,03/01/2052	217,530	0.1
185,723		2.000%,03/01/2052	151,398	0.1
655,087		2.500%,10/01/2036	595,840	0.2
84,000	(4)	2.500%,10/15/2037	76,040	0.0
144,223		2.500%,07/01/2050	122,245	0.1
143,314		2.500%,07/01/2050	121,478	0.1
141,837		2.500%,07/01/2050	120,226	0.1
22,647		2.500%,07/01/2050	19,191	0.0
74,078		2.500%,07/01/2050	63,406	0.0
36,404		2.500%,08/01/2050	30,946	0.0
119,382		2.500%,08/01/2050	101,190	0.0
145,122		2.500%,08/01/2050	123,007	0.1
83,190		2.500%,11/01/2050	71,203	0.0
22,540		2.500%,01/01/2051	19,101	0.0
125,378		2.500%,02/01/2051	106,779	0.0
73,576		2.500%,02/01/2051	62,352	0.0
10,619		2.500%,03/01/2051	9,015	0.0
12,847		2.500%,04/01/2051	10,906	0.0
7,102		2.500%,04/01/2051	6,029	0.0
3,392		2.500%,05/01/2051	2,880	0.0
115,792		2.500%,05/01/2051	98,116	0.0
102,006		2.500%,05/01/2051	87,380	0.0
6,432		2.500%,05/01/2051	5,460	0.0
10,184		2.500%,07/01/2051	8,645	0.0
3,739		2.500%,10/01/2051	3,172	0.0
38,825		2.500%,10/01/2051	32,946	0.0
1,157,169		2.500%,11/01/2051	980,535	0.4
97,590		2.500%,11/01/2051	83,376	0.0
29,673		2.500%,12/01/2051	25,161	0.0
2,335,992		2.500%,01/01/2052	1,977,958	0.8
297,970		2.500%,01/01/2052	252,238	0.1
411,269		3.000%,01/01/2036	383,447	0.2
48,000	(4)	3.000%,10/15/2037	44,565	0.0
277,440		3.000%,09/01/2050	249,236	0.1
60,903		3.000%,07/01/2051	53,844	0.0
1,047,146		3.000%,09/01/2051	919,847	0.4
76,482		3.000%,10/01/2051	67,172	0.0
140,470		3.000%,11/01/2051	123,048	0.1
62,255		3.000%,12/01/2051	54,725	0.0
8,012		3.000%,01/01/2052	7,004	0.0
29,608		3.000%,01/01/2052	25,919	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
44,863		3.000%,02/01/2052	$39,794	0.0
1,028,254		3.000%,03/01/2052	905,559	0.4
40,531		3.000%,04/01/2052	35,645	0.0
64,153		3.000%,05/01/2052	56,246	0.0
255,233		3.000%,08/01/2052	224,208	0.1
150,374		3.500%,05/01/2036	142,586	0.1
36,000	(4)	3.500%,10/15/2037	34,026	0.0
584,646		3.500%,01/01/2051	533,364	0.2
1,207,362		3.500%,09/01/2051	1,098,557	0.4
34,397		3.500%,05/01/2052	31,169	0.0
57,059		3.500%,06/01/2052	51,788	0.0
22,898		3.500%,06/01/2052	20,674	0.0
60,165		3.500%,06/01/2052	54,322	0.0
34,914		3.500%,07/01/2052	31,700	0.0
24,917		3.500%,08/01/2052	22,616	0.0
5,992		3.500%,09/01/2052	5,439	0.0
16,978		3.500%,09/01/2052	15,393	0.0
20,966		3.500%,09/01/2052	18,953	0.0
25,963		3.500%,09/01/2052	23,441	0.0
1,830,936	(4)	3.500%,10/15/2052	1,648,272	0.6
748,220		4.000%,04/01/2050	702,454	0.3
717,000	(4)	4.000%,10/15/2052	665,494	0.3
533,627		4.500%,03/01/2048	518,498	0.2
1,300,000	(4)	4.500%,11/01/2051	1,237,453	0.5
			23,933,700	9.4

		Uniform Mortgage-Backed Security: 0.3%
780,955	(4)	4.500%,10/15/2052	744,165	0.3

	Total U.S. Government Agency Obligations
	(Cost $33,436,717)		30,675,753	12.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.6%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	315,070	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	266,051	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	262,320	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	231,090	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	229,638	0.1
1,000,000		Benchmark 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	939,065	0.4
933,462	(1)	BX Commercial Mortgage Trust 2021-XL2 A, 3.507%, (US0001M + 0.689%), 10/15/2038	896,469	0.4
800,000	(1)	BX Trust 2021-ARIA A, 3.717%, (US0001M + 0.899%), 10/15/2036	760,484	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	382,415	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	459,686	0.2
800,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 3.798%, (US0001M + 0.980%), 05/15/2036	789,557	0.3
730,000	(1)	Credit Suisse Mortgage Capital Certificates 2021-BHAR A, 3.968%, (US0001M + 1.150%), 11/15/2038	698,930	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	195,587	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 3.519%, (US0001M + 0.701%), 11/15/2038	524,781	0.2
387,614	(1)	Extended Stay America Trust 2021-ESH A, 3.898%, (US0001M + 1.080%), 07/15/2038	376,071	0.1
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 2.003%, 01/25/2032	792,333	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,541,461	0.6
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	927,029	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 3.578%, (US0001M + 0.760%), 06/15/2038	579,820	0.2
380,000	(1)	Med Trust 2021-MDLN A, 3.768%, (US0001M + 0.950%), 11/15/2038	365,449	0.1
100,000	(1)	MF1 2021-W10 A, 3.915%, (TSFR1M + 1.070%), 12/15/2034	96,503	0.0
1,100,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,081,242	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 4.242%, (TSFR1M + 1.397%), 03/15/2039	209,527	0.1
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 5.031%, (TSFR1M + 2.186%), 05/15/2037	246,355	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	394,477	0.2

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
700,000			Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	$644,132	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $15,324,945)		14,205,542	5.6

ASSET-BACKED SECURITIES: 1.7%
			Automobile Asset-Backed Securities: 0.2%
430,000		(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	401,938	0.2

			Other Asset-Backed Securities: 0.6%
401,000		(1)	AMSR 2022-SFR3 D Trust, 4.000%, 10/17/2039	350,461	0.1
116,371		(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	98,462	0.0
400,000		(1)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	346,218	0.1
395,000		(1)	Progress Residential 2022-SFR6 D Trust, 6.035%, 07/20/2039	376,040	0.2
525,000		(1)	Progress Residential 2022-SFR7 Trust D, 5.500%, 10/27/2027	489,872	0.2
				1,661,053	0.6

			Student Loan Asset-Backed Securities: 0.9%
152,867		(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	131,285	0.0
169,661		(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	160,825	0.1
706,519		(1)	Nelnet Student Loan Trust 2021-BA AFL, 3.773%, (US0001M + 0.780%), 04/20/2062	683,932	0.3
627,580			SLM Private Credit Student Loan Trust 2005-A A4, 3.603%, (US0003M + 0.310%), 12/15/2038	606,768	0.2
489,514		(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	430,603	0.2
290,786		(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	282,459	0.1
				2,295,872	0.9

		Total Asset-Backed Securities
		(Cost $4,597,442)		4,358,863	1.7

SOVEREIGN BONDS: 1.0%
200,000			Chile Government International Bond, 3.860%, 06/21/2047	147,790	0.1
EUR	302,500		European Union, 0.700%, 07/06/2051	168,474	0.1
200,000		(1)	Indonesia Government International Bond, 6.750%, 01/15/2044	209,710	0.1
200,000		(1)	Kazakhstan Government International Bond, 4.875%, 10/14/2044	155,266	0.1
300,000			Mexico Government International Bond, 4.600%, 02/10/2048	219,799	0.1
350,000			Mexico Government International Bond, 4.750%, 04/27/2032	314,952	0.1
440,000			Mexico Government International Bond, 5.000%, 04/27/2051	339,481	0.1
440,000			Panama Government International Bond, 2.252%, 09/29/2032	310,897	0.1
200,000			Panama Government International Bond, 4.500%, 04/01/2056	135,695	0.0
103,000			Peruvian Government International Bond, 2.783%, 01/23/2031	81,812	0.0
53,000			Peruvian Government International Bond, 3.300%, 03/11/2041	36,751	0.0
200,000			Philippine Government International Bond, 3.700%, 02/02/2042	152,955	0.1
200,000		(1)	Qatar Government International Bond, 5.103%, 04/23/2048	194,248	0.1
45,049			Uruguay Government International Bond, 5.100%, 06/18/2050	41,368	0.0

		Total Sovereign Bonds
		(Cost $3,210,561)		2,509,198	1.0

PURCHASED OPTIONS (5): 0.2%
		Total Purchased Options
		(Cost $339,471)		387,513	0.2

		Total Long-Term Investments
		(Cost $295,248,808)		256,064,278	100.3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,377,744	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $1,377,744)	$1,377,744	0.5

	Total Short-Term Investments
	(Cost $1,377,744)	1,377,744	0.5

	Total Investments in Securities (Cost $296,626,552)	$257,442,022	100.8
	Liabilities in Excess of Other Assets	(1,953,455)	(0.8)
	Net Assets	$255,488,567	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents or includes a TBA transaction.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$17,062	$370,451	$–	$387,513
Corporate Bonds/Notes	–	64,213,009	–	64,213,009
Collateralized Mortgage Obligations	–	3,929,952	–	3,929,952
Municipal Bonds	–	187,653	–	187,653
U.S. Government Agency Obligations	–	30,675,753	–	30,675,753
Commercial Mortgage-Backed Securities	–	14,205,542	–	14,205,542
Sovereign Bonds	–	2,509,198	–	2,509,198
Asset-Backed Securities	–	4,358,863	–	4,358,863
U.S. Treasury Obligations	–	135,596,795	–	135,596,795
Short-Term Investments	1,377,744	–	–	1,377,744
Total Investments, at fair value	$1,394,806	$256,047,216	$–	$257,442,022
Other Financial Instruments+
Centrally Cleared Swaps	–	2,355,366	–	2,355,366
Forward Foreign Currency Contracts	–	13,566	–	13,566
Futures	1,950,361	–	–	1,950,361
OTC Swaps	–	358,629	–	358,629
Total Assets	$3,345,167	$258,774,777	$–	$262,119,944
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,455,660)	$–	$(1,455,660)
Forward Foreign Currency Contracts	–	(36,445)	–	(36,445)
Futures	(839,515)	–	–	(839,515)
Sales Commitments	–	(1,897,091)	–	(1,897,091)
Written Options	(2,641)	(1,385,807)	–	(1,388,448)
Total Liabilities	$(842,156)	$(4,775,003)	$–	$(5,617,159)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	271,564	EUR	271,000	BNP Paribas	10/04/22	$5,972
NOK	6,516,664	EUR	644,000	Deutsche Bank AG	12/21/22	(35,487)
EUR	139,000	USD	137,185	Morgan Stanley & Co. International PLC	10/04/22	(958)
EUR	322,000	NOK	3,368,629	Morgan Stanley & Co. International PLC	12/21/22	7,594
						$(22,879)

At September 30, 2022, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-month SONIA Index	9	03/14/23	$2,386,615	$(35,224)
3-month SONIA Index	1	12/19/23	262,946	(2,381)
U.S. Treasury 2-Year Note	290	12/30/22	59,563,282	(788,727)
U.S. Treasury 5-Year Note	38	12/30/22	4,085,297	(13,183)
			$66,298,140	$(839,515)
Short Contracts:
Euro-Bund	(28)	12/08/22	(3,800,345)	118,844
Euro-Buxl® 30-year German Government Bond	(2)	12/08/22	(287,428)	25,279
Japan 10-Year Bond (TSE)	(1)	12/13/22	(1,024,667)	2,407
U.S. Treasury 10-Year Note	(69)	12/20/22	(7,732,312)	103,716
U.S. Treasury Long Bond	(80)	12/20/22	(10,112,500)	737,992
U.S. Treasury Ultra 10-Year Note	(83)	12/20/22	(9,834,203)	521,419
U.S. Treasury Ultra Long Bond	(50)	12/20/22	(6,850,000)	440,704
			$(39,641,455)	$1,950,361

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 39, Version 1	Sell	5.000	12/20/27	USD	1,485,000	$(60,943)	$12,527
						$(60,943)	$12,527

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.868%	Annual	08/15/31	EUR	2,735,000	$(239,972)	$(239,972)
Pay	6-month EUR-EURIBOR	Semi-Annual	2.500	Annual	08/15/31	EUR	1,045,000	(44,662)	(46,607)
Pay	6-month EUR-EURIBOR	Semi-Annual	2.527	Annual	08/15/31	EUR	858,000	(34,952)	(34,952)
Pay	1-day Secured Overnight Financing Rate	Annual	2.781	Annual	07/05/32	USD	966,811	(60,568)	(60,568)
Pay	1-day Secured Overnight Financing Rate	Annual	2.829	Annual	07/05/32	USD	966,811	(56,710)	(56,710)
Pay	1-day Secured Overnight Financing Rate	Annual	2.707	Annual	07/06/32	USD	645,200	(44,459)	(44,459)
Pay	1-day Secured Overnight Financing Rate	Annual	2.619	Annual	07/07/32	USD	439,459	(33,567)	(33,567)
Pay	1-day Secured Overnight Financing Rate	Annual	2.597	Annual	07/26/32	USD	385,913	(30,500)	(30,500)
Pay	1-day Secured Overnight Financing Rate	Annual	2.920	Annual	09/02/32	USD	215,681	(11,401)	(11,401)
Receive	1-day Secured Overnight Financing Rate	Annual	2.754	Annual	08/23/32	USD	803,000	53,399	53,399
Receive	1-day Secured Overnight Financing Rate	Annual	2.925	Annual	09/01/32	USD	817,283	42,840	42,840
Receive	1-day Secured Overnight Financing Rate	Annual	2.934	Annual	09/02/32	USD	809,000	41,850	41,850
Receive	1-day Secured Overnight Financing Rate	Annual	2.989	Annual	09/02/32	USD	809,000	38,129	38,129
Receive	1-day Secured Overnight Financing Rate	Annual	3.078	Annual	09/09/32	USD	478,000	19,058	19,058
Receive	1-day Secured Overnight Financing Rate	Annual	3.469	Annual	09/30/32	USD	760,384	5,824	5,824
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	10/03/32	USD	1,140,600	–	–
								$(355,691)	$(357,636)

At September 30, 2022, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.683%	At Termination Date	08/15/32	EUR	65,000	$1,558	$1,558

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.670%	At Termination Date	09/15/32	EUR	270,000	$7,752	$7,700
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.433	At Termination Date	07/15/52	EUR	75,000	(746)	(746)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.441	At Termination Date	08/15/52	EUR	75,000	(134)	(134)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.523	At Termination Date	09/15/52	EUR	80,000	2,354	2,354
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	3.080	At Termination Date	09/15/27	EUR	270,000	(6,223)	(6,203)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.604	At Termination Date	08/15/52	EUR	35,000	(1,703)	(1,703)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD	5,300,000	483,905	483,905
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	305,388	305,388
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	8,900,000	(3,646)	(3,646)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	355,454	355,453
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	149,243	149,243
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	248,637	248,637
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	(24,423)	(24,423)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(58,050)	(58,050)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	(21,380)	(21,380)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	157,621	157,574
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	157,337	157,337
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	16,000,000	(119,258)	(119,258)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(76,851)	(76,851)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.136	At Termination Date	11/10/26	USD	1,700,000	40,581	40,581
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.045	At Termination Date	12/02/26	USD	2,165,000	58,470	58,470
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	63,600	63,600
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	68,279	68,279
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	2,556	2,556
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	(5,611)	(5,611)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(73,465)	(73,465)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(25,600)	(25,601)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.904	At Termination Date	07/05/27	USD	2,025,000	(10,023)	(10,023)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	2,400,000	(43,671)	(48,901)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(7,655)	(7,655)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(46,178)	(51,570)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	5,450,000	(106,014)	(106,014)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.855	At Termination Date	06/24/30	USD	1,525,000	(23,848)	(23,848)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468%	At Termination Date	04/19/31	USD	535,000	$39,103	$39,103
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	4,850,000	(94,085)	(94,085)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.631	At Termination Date	06/29/52	USD	1,365,000	(125,471)	(125,471)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.475	At Termination Date	07/21/52	USD	50,000	(2,778)	(2,778)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.426	At Termination Date	08/17/52	USD	50,000	(2,537)	(2,537)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.485	At Termination Date	09/20/52	USD	100,000	(6,971)	(6,971)
								$1,255,517	$1,244,814

At September 30, 2022, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562%	At Termination Date	01/15/25	USD	14,500,000	$302,153	$–	$302,153
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.410	At Termination Date	01/15/26	USD	3,600,000	56,476	–	56,476
									$358,629	$–	$358,629

At September 30, 2022, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
U.S. Treasury Long Bond	Call	10/21/22	128.00	USD	13	USD	1,643,281	$16,749	$17,062
								$16,749	$17,062

At September 30, 2022, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
U.S. Treasury Long Bond	Call	10/21/22	134.00	USD	13	USD	1,643,281	$2,751	$(2,641)
								$2,751	$(2,641)

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call NOK vs. Put EUR	Morgan Stanley & Co. International PLC	11/16/22	9 .650	USD	1,730,000	$15,534	$202
						$15,534	$202

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call NOK vs. Put EUR	Morgan Stanley & Co. International PLC	11/16/22	9 .350	EUR	1,730,000	$4,189	$(37)
						$4,189	$(37)

At September 30, 2022, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.873%	1-day Secured Overnight Financing Rate	08/30/23	USD	4,140,000	$153,594	$82,258
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.873%	1-day Secured Overnight Financing Rate	08/30/23	USD	4,140,000	153,594	287,991
								$307,188	$370,249

At September 30, 2022, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	$256,727	$(145,607)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	2.435%	1-day Secured Overnight Financing Rate	08/10/23	USD	1,404,000	49,245	(14,764)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	2.540%	1-day Secured Overnight Financing Rate	08/07/23	USD	2,765,318	98,238	(33,256)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	2.750%	1-day Secured Overnight Financing Rate	07/19/23	USD	531,500	19,286	(7,472)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,885	(50,206)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.678%	1-day Secured Overnight Financing Rate	08/21/23	USD	1,560,000	56,316	(23,522)
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Receive	2.900%	6-month EUR-EURIBOR	12/02/22	EUR	320,000	3,319	(9,231)
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Receive	3.250%	6-month EUR-EURIBOR	03/22/23	EUR	320,000	6,045	(9,846)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	256,727	(325,810)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.435%	1-day Secured Overnight Financing Rate	08/10/23	USD	1,404,000	49,245	(134,724)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.540%	1-day Secured Overnight Financing Rate	08/07/23	USD	2,765,318	98,238	(246,638)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.750%	1-day Secured Overnight Financing Rate	07/19/23	USD	531,500	19,062	(39,064)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,885	(109,055)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.678%	1-day Secured Overnight Financing Rate	08/21/23	USD	1,560,000	$56,316	$(125,877)
Put on 5-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.500%	6-month EUR-EURIBOR	08/25/27	EUR	2,953,000	62,462	(110,698)
								$1,198,996	$(1,385,770)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at September 30, 2022:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(244,600)	Ginnie Mae, 2.500%, due 11/15/52	11/21/22	$(210,265)
(984,290)	Uniform Mortgage-Backed Securities, 2.000%, due 11/15/52	11/14/22	(797,121)
(602,600)	Uniform Mortgage-Backed Securities, 2.500%, due 11/15/52	11/14/22	(504,525)
(442,500)	Uniform Mortgage-Backed Securities, 3.000%, due 11/15/52	11/14/22	(385,180)
	Total Sales Commitments Proceeds receivable $(1,939,206)		$(1,897,091)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
EUR	-	EU Euro
NOK	-	Norwegian Krone
USD	-	United States Dollar

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $295,583,079.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,036,053
Gross Unrealized Depreciation	(42,058,505)

Net Unrealized Depreciation	$(37,022,452)